Property, Plant And Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	282,295	274,798
Accumulated depreciation and amortization	169,397	163,830
Property, plant and equipment - net	112,898	110,968
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,567	1,523
Land [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years 0 months 0 days	0 years 0 months 0 days
Land [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years 0 months 0 days	0 years 0 months 0 days
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	32,204	31,485
Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years 0 months 0 days	10 years 0 months 0 days
Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	44 years 0 months 0 days	44 years 0 months 0 days
Central Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	89,857	86,370
Central Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years 0 months 0 days	3 years 0 months 0 days
Central Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years 0 months 0 days	10 years 0 months 0 days
Cable, Wiring And Conduit [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	72,766	76,107
Cable, Wiring And Conduit [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years 0 months 0 days	15 years 0 months 0 days
Cable, Wiring And Conduit [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	50 years 0 months 0 days	50 years 0 months 0 days
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	74,244	67,887
Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years 0 months 0 days	3 years 0 months 0 days
Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years 0 months 0 days	15 years 0 months 0 days
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,604	8,150
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years 0 months 0 days	3 years 0 months 0 days
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years 0 months 0 days	3 years 0 months 0 days
Under Construction [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,053	3,276
Under Construction [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years 0 months 0 days	0 years 0 months 0 days
Under Construction [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years 0 months 0 days	0 years 0 months 0 days